Debt - Summary of Supplier Finance Arrangements (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of debt [line items]
Total	$ 1,119,196	$ 684,755
HSBC
Schedule of debt [line items]
Total	593,119	337,550
Santander
Schedule of debt [line items]
Total	$ 526,077	$ 347,205